Insurance coverage	12 Months Ended
Dec. 31, 2017
Insurance coverage
Insurance coverage

32                    Insurance coverage

Pursuant to the Company’s Insurance Management Corporate Policy, different types of insurance policies are contracted, such as operational risk and civil liability insurance, to protect assets against production interruptions and against damages caused to third parties.

The Company and its subsidiaries have civil liability insurance for their operations in Brazil, Peru and Europe, for which the coverage and conditions are considered by the Company’s management to be appropriate for the risks involved.

For the main plants in Brazil and operations abroad, an “All Risks” policy is contracted for all assets, including coverage against losses resulting from production interruptions.

The operational insurance coverage as at December 31, 2017 was as follows:

Assets	Type of coverage	Insured amount
Facilities, equipment and	Property damage	3,234,169
products in inventory	Loss of profits	778,735